Share Capital And Share Premium - Summary of Share Capital And Share Premium (Parenthetical) (Detail) ¥ in Thousands, ¥ / ADR in Millions			12 Months Ended
	Oct. 30, 2020 CNY (¥) shares	Sep. 04, 2019 shares	Dec. 31, 2021 CNY (¥) ¥ / ADR	Oct. 13, 2022 shares	Apr. 08, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Oct. 30, 2020 $ / shares shares
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued							1,231,150,560
Ordinary shares outstanding				1,145,926,797	1,144,226,418		1,231,150,560
Shares reserved under the existing share incentive plans						35,644,803
Shares for the future exercise of share-based payment		15,000,000,000	8
Automatically Convertible Promissory Notes [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Increase (decrease) in equity shares outstanding due to conversion of convertible instruments	7,566,665
Promissory Notes Conversion Price Per Share | $ / shares						$ 1,387		$ 13.5
Adjustment to additional paid in capital due to difference in value on account of conversion of debt into equity | ¥	¥ 27,000
Class B and class C ordinary shares convertible into class A ordinary shares [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Common stock shares converted from one class to another								135,196,846
Class C Ordinary Shares Converted Into Class A Ordinary Shares [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Common stock shares converted from one class to another								1,662,614
Adjustment due to the difference between carrying value of shares and par value of shares upon conversion | ¥	¥ 408,000
Class A Ordinary Sahres Redesignated Into Ordinary Shares [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued								1,124,006,331
Ordinary shares outstanding								1,124,006,331
Ordinary shares [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Stock shares issued during the period shares	99,577,564
Issuance of ordinary shares for share-based payment | ¥			¥ 517
Ordinary shares [member] | Initial public offer [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Stock shares issued during the period shares	87,500,000
Ordinary shares [member] | Over allotment [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Stock shares issued during the period shares	12,077,564
Ordinary shares [member] | Initial Public Offer And Overallotement [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Adjustment due to the difference between carrying value of shares and par value of shares upon conversion | ¥	¥ 17,305,000